Earnings Per Unit - Schedule of Basic and Diluted Earnings (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income available to unit holders	$ 17,987,000	$ 25,119,000	$ 42,371,000	$ 42,016,000	$ 77,516,115	$ 32,995,480	$ 9,732,868
Denominator:
Diluted common unit equivalents	228,504	0	228,504	0	214,459	0	0
Preferred Units [Member]
Numerator:
Net income available to unit holders	$ 13,884,000	$ 20,141,000	$ 35,547,000	$ 36,252,000	$ 63,767,868	$ 29,074,287	$ 9,054,770
Denominator:
Weighted average units outstanding - basic	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500
Diluted common unit equivalents	228,504		228,504		214,459
Weighted average units outstanding - diluted	41,331,004	41,102,500	41,331,004	41,102,500	41,316,959	41,102,500	41,102,500
Basic earnings per unit	$ 0.34	$ 0.49	$ 0.86	$ 0.88	$ 1.55	$ 0.71	$ 0.22
Diluted earnings per unit	$ 0.34	$ 0.49	$ 0.86	$ 0.88	$ 1.54	$ 0.71	$ 0.22
Profit Unit Interest [Member]
Numerator:
Net income available to unit holders	$ 4,103,000	$ 4,978,000	$ 6,824,000	$ 5,764,000	$ 13,748,247	$ 3,921,193	$ 678,098
Denominator:
Weighted average units outstanding - basic	12,147,335	10,159,227	12,170,168	9,974,632	11,022,251	9,724,149	9,139,424
Weighted average units outstanding - diluted	12,147,335	10,159,227	12,170,168	9,974,632	11,022,251	9,724,149	9,139,424
Basic earnings per unit	$ 0.34	$ 0.49	$ 0.56	$ 0.58	$ 1.25	$ 0.40	$ 0.07
Diluted earnings per unit	$ 0.34	$ 0.49	$ 0.56	$ 0.58	$ 1.25	$ 0.40	$ 0.07